Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Equity Grants
We do not grant awards of stock options, stock appreciation rights, similar option-like instruments or other equity awards in anticipation of the release of material, non-public information, nor do we time the release of material, non-public information based on equity grant dates. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of our executive compensation in 2024.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant awards of stock options, stock appreciation rights, similar option-like instruments or other equity awards in anticipation of the release of material, non-public information, nor do we time the release of material, non-public information based on equity grant dates. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of our executive compensation in 2024.

MNPI Disclosure Timed for Compensation Value	false